Long-Term Debt (Maturities) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Year ended December 31
2021	$ 50.9
2022	350.4
2023	50.9
2024	454.3
2025	0.0
Thereafter	993.7
Total	$ 1,900.2	$ 2,117.6